Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021		Dec. 31, 2020
General and administrative	$ 1,601,898	$ 355,500	$ 3,031,620	$ 590,727		$ 3,036,157		$ 585,760
Loss from operations	(4,690,885)	(488,163)	(8,599,926)	(406,739)		(7,586,914)		(1,262,414)
Interest income (expense), net	12,753	(2,641)	21,451	(8,263)		16,443		(3,337)
Other income (expense), net		175,000		175,000		168,840		7,461
Share of profit (loss) from joint venture	(1,124)
Finance costs	530,239	304,627	1,341,056	304,627		(2,925,499)
Change in fair value of option liability (Note 12)						(3,214,286)
Loss before income taxes	(4,679,256)	(315,804)	(8,578,475)	(240,002)		(13,541,416)		(1,258,290)
Income tax expense	(9,424)		(22,399)			(575)		1,604
Deferred tax recovery (Note 9)						128,459
Net and comprehensive loss	$ (4,688,680)	$ (315,804)	$ (8,600,874)	$ (240,002)		$ (13,413,532)		$ (1,256,686)
Weighted-average number of common shares used in computing net loss per share – diluted (in Shares)	8,244,285	7,541,000	8,244,285	7,541,000		7,639,648		9,320,762
Revenues (Note 4)	$ 4,399,312	$ 2,124,879	$ 8,444,077	$ 4,457,342		$ 9,466,363		$ 4,557,553
Cost of revenues	3,686,411	1,450,934	7,181,584	2,926,300
Gross profit	712,901	673,945	1,262,493	1,531,042
Expenses
Cost of revenues, exclusive of depreciation and amortization						7,198,859		2,713,670
Research and development	1,191,567	297,642	1,983,899	526,589		1,622,264		583,707
Sales and marketing	1,850,944	433,240	3,079,330	695,322		3,524,615		729,393
Stock-based compensation (Note 11)	16,986		33,972			1,414,479		1,102,044
Foreign exchange loss (gain)	(3,010)	(244,221)	24,567	(207,222)		7,166		60,132
Depreciation of capital assets (Note 6)	47,975	2,714	78,552	2,714		57,402
Depreciation of right-of-use assets (Note 7)	138,639	12,606	232,327	25,024		95,322		45,261
Amortization of intangible assets (Note 8)	28,548		57,096			97,013
Total operating expenses	$ 5,403,786	$ 1,162,108	$ 9,862,419	$ 1,937,781		$ 17,053,277		$ 5,819,967
Weighted average number of shares of common stock outstanding:
Weighted-average number of common shares used in computing net loss per share – basic (in Shares)	8,244,285	7,541,000	8,244,285	7,541,000		7,639,648		9,320,762
Basic and diluted net loss per share of common stock:
Basic net loss per share (in Dollars per share)	$ (0.57)	$ (0.04)	$ (1.04)	$ (0.03)		$ (1.76)		$ (0.13)
CF ACQUISITION CORP. VI
General and administrative	$ 520,144	$ 331,343	$ 1,096,336	$ 466,829	1,294	$ 2,756,496
Administrative expenses – related party	30,000	30,000	60,000	42,169		102,143
Franchise tax expense	53,000	54,595	103,000	92,424		201,515
Loss from operations	(603,144)	(415,938)	(1,259,336)	(601,422)	(1,294)	(3,060,154)
Interest income on investments held in Trust Account	341,412	7,562	348,811	7,973		23,016
Changes in fair value of warrant liability	15,695,375	2,443,720	9,285,982	2,244,937		(10,418,045)
Changes in fair value of FPS liability	3,336,623	(234,372)	298,391	(3,023,766)		(4,452,968)
Loss before income taxes	18,770,266	1,800,972	8,673,848	(1,372,278)
Income tax expense	9,653		9,653
Net and comprehensive loss	$ 18,760,613	$ 1,800,972	$ 8,664,195	$ (1,372,278)	$ (1,294)	$ (17,908,151)
CF ACQUISITION CORP. VI | Class A - Public shares
Weighted average number of shares of common stock outstanding:
Weighted-average number of common shares used in computing net loss per share – basic (in Shares)	30,000,000	30,000,000	30,000,000	21,215,470		25,643,836
Basic and diluted net loss per share of common stock:
Basic net loss per share (in Dollars per share)	$ 0.49	$ 0.05	$ 0.23	$ (0.05)		$ (0.53)
CF ACQUISITION CORP. VI | Class A - Private placement
Weighted average number of shares of common stock outstanding:
Weighted-average number of common shares used in computing net loss per share – basic (in Shares)	700,000	700,000	700,000	495,028		598,356
Basic and diluted net loss per share of common stock:
Basic net loss per share (in Dollars per share)	$ 0.49	$ 0.05	$ 0.23	$ (0.05)		$ (0.53)
Class B Common Stock | CF ACQUISITION CORP. VI
Weighted-average number of common shares used in computing net loss per share – diluted (in Shares)	7,500,000	7,500,000	7,500,000	7,500,000
Weighted average number of shares of common stock outstanding:
Weighted-average number of common shares used in computing net loss per share – basic (in Shares)	7,500,000	7,500,000	7,500,000	7,500,000	7,500,000	7,500,000	[1]
Basic and diluted net loss per share of common stock:
Basic net loss per share (in Dollars per share)	$ 0.49	$ 0.05	$ 0.23	$ (0.05)	$ 0	$ (0.53)

[1]	This number has been retroactively adjusted to reflect the cancellations of 5,750,000 shares of Class B common stock in October 2020 and 5,750,000 shares of Class B common stock in January 2021. On February 23, 2021, 1,125,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).